SCHEDULE OF ASSETS HELD FOR INVESTMENT PURPOSES AT END OF YEAR - Schedule H, Part IV, Line 4i	12 Months Ended
Dec. 31, 2025
EBP 055
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE OF ASSETS HELD FOR INVESTMENT PURPOSES AT END OF YEAR
SCHEDULE OF ASSETS HELD FOR INVESTMENT PURPOSES AT END OF YEAR
Form 5500, Schedule H, Part IV, Line 4i

Eaton Savings Plan

EIN 34-0196300
Plan Number 055

December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issue,	Description of Investment Including
	Borrower, Lessor,	Maturity Date, Rate of Interest,
	or Similar Party	Collateral, Par or Maturity Value	Cost	Current Value

*	Interest in Eaton Savings Trust Master Trust	Master Trust	N/A	$8,425,571,276
*	Interest in Eaton Stable Value Fund - See Footnote 1	Guaranteed Investment Contract	N/A	254,944,373
*	Participant Loans	3.25 - 10.50%; various maturity dates	N/A	87,529,501

				$8,768,045,150
	Footnote 1 - denotes contract value.
*	Party-in-interest to the Plan.